RISKS, COMMITMENTS, CONTINGENCIES AND UNCERTAINTIES - Telecom licenses capital commitments (Details) - Russia - LTE services - PJSC VimpelCom person in Thousands, $ in Millions, ₽ in Billions	1 Months Ended		12 Months Ended
	Jul. 31, 2012 RUB (₽) person region	Jul. 31, 2012 USD ($) person region	Dec. 31, 2013 region
Telecom license capital commitments
Number of regions LTE services were offered in			6
Minimum annual investment value for construction	₽ 15	$ 260
Required population to provide data transmission services in specified areas | person	50	50
Number of targeted mobile service provision regions	5	5